CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Millions	Issued Capital Gross [Member]	Issuance Cost [Member]	Capital Reserve Capital Transactions And Treasury Shares [Member]	Cumulative Translation Adjustment [Member]	Cash Flow Hedge Highly Probable Future Exports [Member]	Actuarial Gains Losses On Defined Benefit Pension Plans [Member]	Other Comprehensive Income Loss And Deemed Cost [Member]	Legal [Member]	Statutory [Member]	Tax Incentives [Member]	Profit Retention [Member]	Additional Dividends Proposed [Member]	Retained earnings [member]	Equity Attributable To Shareholders Of Petrobras [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2018	$ 107,380	$ (279)	$ 1,067	$ (67,316)	$ (13,292)	$ (13,224)	$ (953)	$ 8,257	$ 2,452	$ 923	$ 46,529			$ 71,544	$ 1,631	$ 73,175
DisclosureEquityLineItems [Line Items]
Realization of deemed cost							(2)						2
Treasury shares
Capital transactions			(3)											(3)	(658)	(661)
Net income													10,151	10,151	212	10,363
Other comprehensive income (loss)				(1,405)	(248)	(4,098)	69							(5,682)	(26)	(5,708)
Appropriations:
Transfer to reserves								488	250	179	6,549		(7,466)
Dividends													(2,687)	(2,687)	(267)	(2,954)
Ending balance, value at Dec. 31, 2019	107,380	(279)	1,064	(68,721)	(13,540)	(17,322)	(886)	8,745	2,702	1,102	53,078			73,323	892	74,215
DisclosureEquityLineItems [Line Items]
Realization of deemed cost							2						(2)
Capital transactions															(81)	(81)
Net income													1,141	1,141	(193)	948
Other comprehensive income (loss)				(5,215)	(11,050)	2,288	(290)							(14,267)	4	(14,263)
Appropriations:
Transfer to reserves								68	198		(226)		(40)
Dividends											(878)	1,128	(1,099)	(849)	(81)	(930)
Capital increase with reserves															(13)	(13)
Ending balance, value at Dec. 31, 2020	107,380	(279)	1,064	(73,936)	(24,590)	(15,034)	(1,174)	8,813	2,900	1,102	51,974	1,128		59,348	528	59,876
Beginning balance, value at Dec. 31, 2019	107,380	(279)	1,064	(68,721)	(13,540)	(17,322)	(886)	8,745	2,702	1,102	53,078			73,323	892	74,215
Ending balance, value at Dec. 31, 2021	107,380	(279)	1,143	(75,122)	(24,169)	(11,205)	(1,152)	9,769	3,084	1,220	52,050	6,688		69,407	405	69,812
Beginning balance, value at Dec. 31, 2020	107,380	(279)	1,064	(73,936)	(24,590)	(15,034)	(1,174)	8,813	2,900	1,102	51,974	1,128		59,348	528	59,876
DisclosureEquityLineItems [Line Items]
Capital transactions			79											79	(40)	39
Net income													19,875	19,875	111	19,986
Other comprehensive income (loss)				(1,186)	421	3,829	22							3,086	(87)	2,999
Appropriations:
Transfer to reserves								956	184	118	388		(1,646)
Dividends											(312)	6,688	(18,229)	(11,853)	(109)	(11,962)
Capital increase with reserves															2	2
Additional dividends proposed last year approved this year												(1,128)		(1,128)		(1,128)
Ending balance, value at Dec. 31, 2021	$ 107,380	$ (279)	$ 1,143	$ (75,122)	$ (24,169)	$ (11,205)	$ (1,152)	$ 9,769	$ 3,084	$ 1,220	$ 52,050	$ 6,688		$ 69,407	$ 405	$ 69,812